Inventories - Summary of Changes in Inventories (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Changes in inventories of finished goods and work in progress	$ 221,540	$ 204,688	$ 188,022
Raw materials and consumables used	84,502	79,825	85,568
Total	$ 306,042	$ 284,513	$ 273,590